Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	REX ETF Trust
Entity Central Index Key	0002043954
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Rex COIN Growth & Income ETF
Shareholder Report [Line Items]
Fund Name	REX COIN Growth & Income ETF
Class Name	REX COIN Growth & Income ETF
Trading Symbol	COII
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Rex COIN Growth & Income ETF for the period of June 3, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/coii/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.rexshares.com/coii/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Rex COIN Growth & Income ETF	$85	1.69%
[1],[2]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended  December 31, 2025, the Fund decreased -26.34%, while its global benchmark, the S&P 500 Total Return Index, returned 15.48%.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund seeks to provide current income and exposure to Coinbase Global, Inc. (COIN) through a synthetic long position combined with an option income strategy. Performance was primarily driven by the price movement of Coinbase Global, Inc. (COIN) and the income generated from selling call options. Option premium income helped support returns. Periods of declines in Coinbase Global, Inc. (COIN) adversely affected results and may not be offset by option premium income. The Fund’s results also reflected option roll activity during the period.

Top Contributors
↑
• Synthetic long exposure to Coinbase Global, Inc. (COIN) during periods of positive performance. • Call option premium income generated through the Fund’s option income strategy. • Interest earned on collateral and cash equivalents.

Top Detractors
↓	• Declines in Coinbase Global, Inc. (COIN) during portions of the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	SINCE INCEPTION TOTAL RETURN (%)

Since Inception (06/03/2025)
Rex COIN Growth & Income ETF (At NAV)	-26.34
S&P 500 TR	15.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rexshares.com/coii/ for more recent performance information.
Net Assets	$ 4,646,297
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 44,753
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$4,646,297
Number of Holdings	5
Net Advisory Fee	$44,753
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	103.4%
First American Government Obligations Fund	3.6%
Coinbase Global, Inc.	-7.8%

Updated Prospectus Web Address	https://www.rexshares.com/coii/
REX CRWV Growth & Income ETF
Shareholder Report [Line Items]
Fund Name	REX CRWV Growth & Income ETF
Class Name	REX CRWV Growth & Income ETF
Trading Symbol	CWII
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the REX CRWV Growth & Income ETF for the period of November 3, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/cwii/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.rexshares.com/cwii/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
REX CRWV Growth & Income ETF	$21	1.72%
[3],[4]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended December 31, 2025, the Fund decreased -47.43%, while its global benchmark, the S&P 500 Total Return Index, returned 0.13%.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund seeks to provide current income and exposure to CoreWeave, Inc. (CRWV) through a synthetic long position combined with an option income strategy. Performance was primarily driven by the price movement of CoreWeave, Inc. (CRWV) and the income generated from selling call options. Option premium income helped support returns. Periods of declines in CoreWeave, Inc. (CRWV) adversely affected results and may not be offset by option premium income. The Fund’s results also reflected option roll activity during the period.

Top Contributors
↑
• Synthetic long exposure to CoreWeave, Inc. (CRWV) during periods of positive performance. • Call option premium income generated through the Fund’s option income strategy. • Interest earned on collateral and cash equivalents.

Top Detractors
↓	• Declines in CoreWeave, Inc. (CRWV) during portions of the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	SINCE INCEPTION TOTAL RETURN (%)

Since Inception (11/03/2025)
REX CRWV Growth & Income ETF (At NAV)	-47.43
S&P 500 TR	0.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rexshares.com/cwii/ for more recent performance information.
Net Assets	$ 622,338
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 999
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$622,338
Number of Holdings	5
Net Advisory Fee	$999
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	116.3%
CoreWeave, Inc.	8.9%
First American Government Obligations Fund	3.0%
Coreweave, Inc.	-30.2%

Updated Prospectus Web Address	https://www.rexshares.com/cwii/
REX Drone ETF
Shareholder Report [Line Items]
Fund Name	REX Drone ETF
Class Name	REX Drone ETF
Trading Symbol	DRNZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the REX Drone ETF for the period of October 28, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/drnz/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.rexshares.com/drnz/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
REX Drone ETF	$11	0.65%
[5],[6]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended  December 31, 2025, the Fund decreased -11.59%, while its global benchmark, the S&P 500 Total Return Index, returned -0.42%.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund seeks targeted exposure to companies that are engaged in drone and unmanned aerial vehicle (UAV) applications across defense and commercial end markets. Performance was driven by the price movement of companies within the drone and unmanned systems theme, including firms involved in UAV manufacturing, components, software, and related services. Sector performance was influenced by shifts in risk sentiment, defense and aerospace industry dynamics, and the pace of adoption of commercial drone use cases. The Fund’s results also reflected broader equity market conditions affecting technology and industrial companies that participate in drone-related growth.

Top Contributors
↑
• Drone and UAV-related companies that appreciated during the period. • Positive developments in defense/commercial adoption and related industry demand. • Broader equity market tailwinds for relevant technology and industrial holdings.

Top Detractors
↓
• Drone and UAV-related companies that declined during the period. • Market volatility and adverse shifts in risk sentiment impacting thematic equities. • Weakness in technology/industrial sectors relevant to the drone ecosystem.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	SINCE INCEPTION TOTAL RETURN (%)

Since Inception (10/28/2025)
REX Drone ETF (At NAV)	-12.84
S&P 500 TR	-0.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rexshares.com/drnz/ for more recent performance information.
Net Assets	$ 22,227,966
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 9,911
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$22,227,966
Number of Holdings	42
Net Advisory Fee	$9,911
Portfolio Turnover	31%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of net assets)

Top 10 Issuers	(%)
Ondas Holdings, Inc.	13.1%
AeroVironment, Inc.	11.4%
DroneShield Ltd.	9.4%
EHang Holdings Ltd.	7.4%
Next Vision Stabilized Systems Ltd.	5.6%
Unusual Machines, Inc.	4.6%
Red Cat Holdings, Inc.	4.5%
Elsight Ltd.	4.5%
Volatus Aerospace, Inc.	4.3%
AIRO Group Holdings, Inc.	3.7%

Updated Prospectus Web Address	https://www.rexshares.com/drnz/
REX HOOD Growth & Income ETF
Shareholder Report [Line Items]
Fund Name	REX HOOD Growth & Income ETF
Class Name	REX HOOD Growth & Income ETF
Trading Symbol	HOII
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the REX HOOD Growth & Income ETF for the period of November 3, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/hoii/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.rexshares.com/hoii/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
REX HOOD Growth & Income ETF	$23	1.70%
[7],[8]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended  December 31, 2025, the Fund underperformed its benchmark, the S&P 500 Total Return Index. The Fund invests all of its assets in Master Total Return Portfolio (the “Master Portfolio”).
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund seeks to provide current income and exposure to Robinhood Markets, Inc. (HOOD) through a synthetic long position combined with an option income strategy. Performance was primarily driven by the price movement of Robinhood Markets, Inc. (HOOD) and the income generated from selling call options. Option premium income helped support returns. Periods of declines in Robinhood Markets, Inc. (HOOD) adversely affected results and may not be offset by option premium income. The Fund’s results also reflected option roll activity during the period.

Top Contributors
↑
• Synthetic long exposure to Robinhood Markets, Inc. (HOOD) during periods of positive performance. • Call option premium income generated through the Fund’s option income strategy. • Interest earned on collateral and cash equivalents.

Top Detractors
↓	• Declines in Robinhood Markets, Inc. (HOOD) during portions of the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	SINCE INCEPTION TOTAL RETURN (%)

Since Inception (11/03/2025)
REX HOOD Growth & Income ETF (At NAV)	-26.47
S&P 500 TR	0.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rexshares.com/hoii/ for more recent performance information.
Net Assets	$ 1,236,268
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 1,521
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,236,268
Number of Holdings	5
Net Advisory Fee	$1,521
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	115.2%
First American Government Obligations Fund	3.5%
Robinhood Markets, Inc.	-24.2%

Updated Prospectus Web Address	https://www.rexshares.com/hoii/
REX IncomeMax Option Strategy ETF
Shareholder Report [Line Items]
Fund Name	REX IncomeMaxTM Option Strategy ETF
Class Name	REX IncomeMaxTM Option Strategy ETF
Trading Symbol	ULTI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the REX IncomeMaxTM Option Strategy ETF for the period of October 30, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/ulti/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.rexshares.com/ulti/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
REX IncomeMaxTM Option Strategy ETF	$24	1.69%
[9],[10]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended December 31, 2025, the Fund decreased -35.90%, while its global benchmark, the S&P 500 Total Return Index, returned 0.58%.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund seeks to generate current income through an options-based strategy while maintaining exposure to the equity market. The Fund’s results were influenced by equity market direction and volatility; higher volatility generally increased option premium levels.

Top Contributors
↑	• Income generated from call option premiums. • Equity market exposure during periods of positive performance.

Top Detractors
↓	• Equity market declines during portions of the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	SINCE INCEPTION TOTAL RETURN (%)

Since Inception (10/30/2025)
REX IncomeMaxTM Option Strategy ETF (At NAV)	-35.90
S&P 500 TR	0.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rexshares.com/ulti/ for more recent performance information.
Net Assets	$ 8,475,682
Holdings Count | $ / shares	98
Advisory Fees Paid, Amount	$ 15,644
Investment Company Portfolio Turnover	12.53%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$8,475,682
Number of Holdings	98
Net Advisory Fee	$15,644
Portfolio Turnover	1,253%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
Reddit, Inc.	5.4%
Intuitive Machines, Inc.	5.3%
AST SpaceMobile, Inc.	5.2%
Sunrun, Inc.	5.2%
Enphase Energy, Inc.	5.0%
Unity Software, Inc.	5.0%
Rocket Lab Corp.	5.0%
IonQ, Inc.	5.0%
Western Digital Corp.	4.9%
Core Scientific, Inc.	4.9%

Updated Prospectus Web Address	https://www.rexshares.com/ulti/
REX LLY Growth & Income ETF
Shareholder Report [Line Items]
Fund Name	REX LLY Growth & Income ETF
Class Name	REX LLY Growth & Income ETF
Trading Symbol	LLII
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the REX LLY Growth & Income ETF for the period of November 3, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/llii/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.rexshares.com/llii/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
REX LLY Growth & Income ETF	$17	0.99%
[11],[12]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended December 31, 2025, the Fund gained 20.17%, while its global benchmark, the S&P 500 Total Return Index, returned 0.13%.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund seeks to provide current income and exposure to Eli Lilly and Company (LLY) through a synthetic long position combined with an option income strategy. Performance was primarily driven by the price movement of Eli Lilly and Company (LLY) and the income generated from selling call options. Option premium income helped support returns. Periods of declines in Eli Lilly and Company (LLY) adversely affected results and may not be offset by option premium income. The Fund’s results also reflected option roll activity during the period.

Top Contributors
↑
• Synthetic long exposure to Eli Lilly and Company (LLY) during periods of positive performance. • Call option premium income generated through the Fund’s option income strategy. • Interest earned on collateral and cash equivalents.

Top Detractors
↓	• Declines in Eli Lilly and Company (LLY) during portions of the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	SINCE INCEPTION TOTAL RETURN (%)

Since Inception (11/03/2025)
REX LLY Growth & Income ETF (At NAV)	20.17
S&P 500 TR	0.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rexshares.com/llii/ for more recent performance information.
Net Assets	$ 1,712,065
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 2,570
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,712,065
Number of Holdings	5
Net Advisory Fee	$2,570
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	83.3%
Eli Lilly & Co.	9.4%
First American Government Obligations Fund	6.6%

Updated Prospectus Web Address	https://www.rexshares.com/llii/
Rex MSTR Growth & Income ETF
Shareholder Report [Line Items]
Fund Name	REX MSTR Growth & Income ETF
Class Name	REX MSTR Growth & Income ETF
Trading Symbol	MSII
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Rex MSTR Growth & Income ETF for the period of June 3, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/msii/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.rexshares.com/msii/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Rex MSTR Growth & Income ETF	$61	1.52%
[13],[14]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended December 31, 2025, the Fund decreased -61.39%, while it’s global benchmark, the S&P 500 Total Return Index, returned 15.48%.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund seeks to provide current income and exposure to Strategy Inc. (MSTR) through a synthetic long position combined with an option income strategy. Performance was primarily driven by the price movement of Strategy Inc. (MSTR) and the income generated from selling call options. Option premium income helped support returns. Periods of declines in Strategy Inc. (MSTR) adversely affected results and may not be offset by option premium income. The Fund’s results also reflected option roll activity during the period.

Top Contributors
↑
• Synthetic long exposure to Strategy Inc. (MSTR) during periods of positive performance. • Call option premium income generated through the Fund’s option income strategy. • Interest earned on collateral and cash equivalents.

Top Detractors
↓	• Declines in Strategy Inc. (MSTR) during portions of the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	SINCE INCEPTION TOTAL RETURN (%)

Since Inception (06/03/2025)
Rex MSTR Growth & Income ETF (At NAV)	-61.39
S&P 500 TR	15.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rexshares.com/msii/ for more recent performance information.
Net Assets	$ 3,927,053
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 54,923
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$3,927,053
Number of Holdings	5
Net Advisory Fee	$54,923
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	100.4%
First American Government Obligations Fund	4.6%
Strategy, Inc.	-6.4%

Updated Prospectus Web Address	https://www.rexshares.com/msii/
Rex NVDA Growth & Income ETF
Shareholder Report [Line Items]
Fund Name	REX NVDA Growth & Income ETF
Class Name	REX NVDA Growth & Income ETF
Trading Symbol	NVII
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Rex NVDA Growth & Income ETF for the period of May 27, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/nvii/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.rexshares.com/nvii/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Rex NVDA Growth & Income ETF	$149	2.02%
[15],[16]
Expenses Paid, Amount	$ 149
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended December 31, 2025, the Fund gained 47.00%, while its global benchmark, the S&P 500 Total Return Index, returned 16.46%.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund seeks to provide current income and exposure to NVIDIA Corporation (NVDA) through a synthetic long position combined with an option income strategy. Performance was primarily driven by the price movement of NVIDIA Corporation (NVDA) and the income generated from selling call options. Option premium income helped support returns. Periods of declines in NVIDIA Corporation (NVDA) adversely affected results and may not be offset by option premium income. The Fund’s results also reflected option roll activity during the period.

Top Contributors
↑
• Synthetic long exposure to NVIDIA Corporation (NVDA) during periods of positive performance. • Call option premium income generated through the Fund’s option income strategy. • Interest earned on collateral and cash equivalents.

Top Detractors
↓	• Declines in NVIDIA Corporation (NVDA) during portions of the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	SINCE INCEPTION TOTAL RETURN (%)

Since Inception (05/27/2025)
Rex NVDA Growth & Income ETF (At NAV)	47.00
S&P 500 TR	16.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rexshares.com/nvii/ for more recent performance information.
Net Assets	$ 76,609,612
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 200,029
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$76,609,612
Number of Holdings	5
Net Advisory Fee	$200,029
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	91.6%
Nvidia Corp.	7.6%
First American Government Obligations Fund	0.2%

Updated Prospectus Web Address	https://www.rexshares.com/nvii/
REX PLTR Growth & Income ETF
Shareholder Report [Line Items]
Fund Name	REX PLTR Growth & Income ETF
Class Name	REX PLTR Growth & Income ETF
Trading Symbol	PLTI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the REX PLTR Growth & Income ETF for the period of November 3, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/plti/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.rexshares.com/plti/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
REX PLTR Growth & Income ETF	$21	1.44%
[17],[18]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended December 31, 2025, the Fund decreased -16.90%, while its global bench mark, the S&P 500 Total Return Index, returned 0.13%.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund seeks to provide current income and exposure to Palantir Technologies Inc. (PLTR) through a synthetic long position combined with an option income strategy. Performance was primarily driven by the price movement of Palantir Technologies Inc. (PLTR) and the income generated from selling call options. Option premium income helped support returns. Periods of declines in Palantir Technologies Inc. (PLTR) adversely affected results and may not be offset by option premium income. The Fund’s results also reflected option roll activity during the period.

Top Contributors
↑
• Synthetic long exposure to Palantir Technologies Inc. (PLTR) during periods of positive performance. • Call option premium income generated through the Fund’s option income strategy. • Interest earned on collateral and cash equivalents.

Top Detractors
↓	• Declines in Palantir Technologies Inc. (PLTR) during portions of the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	SINCE INCEPTION TOTAL RETURN (%)

Since Inception (11/03/2025)
REX PLTR Growth & Income ETF (At NAV)	-16.90
S&P 500 TR	0.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rexshares.com/plti/ for more recent performance information.
Net Assets	$ 1,412,663
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 2,053
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,412,663
Number of Holdings	5
Net Advisory Fee	$2,053
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	95.7%
First American Government Obligations Fund	3.4%
Palantir Technologies, Inc.	-1.6%

Updated Prospectus Web Address	https://www.rexshares.com/plti/
Rex TSLA Growth & Income ETF
Shareholder Report [Line Items]
Fund Name	REX TSLA Growth & Income ETF
Class Name	REX TSLA Growth & Income ETF
Trading Symbol	TSII
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Rex TSLA Growth & Income ETF for the period of June 3, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/tsii/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.rexshares.com/tsii/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Rex TSLA Growth & Income ETF	$148	2.15%
[19],[20]
Expenses Paid, Amount	$ 148
Expense Ratio, Percent	2.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended  December 31, 2025, the Fund gained 38.18%, while its global benchmark, the S&P 500 Total Return Index, returned 15.48%
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund seeks to provide current income and exposure to Tesla, Inc. (TSLA) through a synthetic long position combined with an option income strategy. Performance was primarily driven by the price movement of Tesla, Inc. (TSLA) and the income generated from selling call options. Option premium income helped support returns. Periods of declines in Tesla, Inc. (TSLA) adversely affected results and may not be offset by option premium income. The Fund’s results also reflected option roll activity during the period.

Top Contributors
↑
• Synthetic long exposure to Tesla, Inc. (TSLA) during periods of positive performance. • Call option premium income generated through the Fund’s option income strategy. • Interest earned on collateral and cash equivalents.

Top Detractors
↓	• Declines in Tesla, Inc. (TSLA) during portions of the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	SINCE INCEPTION TOTAL RETURN (%)

Since Inception (06/03/2025)
Rex TSLA Growth & Income ETF (At NAV)	38.18
S&P 500 TR	15.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rexshares.com/tsii/ for more recent performance information.
Net Assets	$ 41,195,550
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 84,157
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$41,195,550
Number of Holdings	5
Net Advisory Fee	$84,157
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	108.8%
First American Government Obligations Fund	0.6%
Tesla, Inc.	-10.2%

Updated Prospectus Web Address	https://www.rexshares.com/tsii/
REX WMT Growth & Income ETF
Shareholder Report [Line Items]
Fund Name	REX WMT Growth & Income ETF
Class Name	REX WMT Growth & Income ETF
Trading Symbol	WMTI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the REX WMT Growth & Income ETF for the period of November 3, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/wmti/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.rexshares.com/wmti/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
REX WMT Growth & Income ETF	$24	1.44%
[21],[22]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended  December 31, 2025, the Fund gained 10.46%, while its global benchmark, the S&P 500 Total Return Index, returned 0.13%
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund seeks to provide current income and exposure to Walmart Inc. (WMT) through a synthetic long position combined with an option income strategy. Performance was primarily driven by the price movement of Walmart Inc. (WMT) and the income generated from selling call options. Option premium income helped support returns. Periods of declines in Walmart Inc. (WMT) adversely affected results and may not be fully by option premium income. The Fund’s results also reflected option roll activity during the period.

Top Contributors
↑
• Synthetic long exposure to Walmart Inc. (WMT) during periods of positive performance. • Call option premium income generated through the Fund’s option income strategy. • Interest earned on collateral and cash equivalents.

Top Detractors
↓	• Declines in Walmart Inc. (WMT) during portions of the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	SINCE INCEPTION TOTAL RETURN (%)

Since Inception (11/03/2025)
REX WMT Growth & Income ETF NAV	10.52
S&P 500 TR	0.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rexshares.com/wmti/ for more recent performance information.
Net Assets	$ 1,870,107
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 1,819
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,870,107
Number of Holdings	5
Net Advisory Fee	$1,819
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
United States Treasury Bill	94.7%
First American Government Obligations Fund	2.1%
Walmart, Inc.	1.9%

Updated Prospectus Web Address	https://www.rexshares.com/wmti/

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[3]
**	Annualized

[4]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[5]
**	Annualized

[6]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[7]
**	Annualized

[8]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[9]
**	Annualized

[10]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[11]
**	Annualized

[12]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[13]
**	Annualized

[14]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[15]
**	Annualized

[16]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[17]
**	Annualized

[18]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[19]
**	Annualized

[20]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[21]
**	Annualized

[22]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.